Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Financial Information for an Accumulation Unit of the Account
Selected condensed financial information for an Accumulation Unit of the Account is presented below. Per Accumulation Unit data is calculated on average units outstanding.

	Years ended December 31,
	2017	2016	2015	2014	2013
Per Accumulation Unit Data:
Rental income	$17.132	$16.433	$15.538	$15.862	$15.313
Real estate property level expenses and taxes	7.722	7.534	7.319	7.788	8.112
Real estate income, net	9.410	8.899	8.219	8.074	7.201
Other income	4.762	3.594	3.342	3.459	2.759
Total income	14.172	12.493	11.561	11.533	9.960
Expense charges(1)	3.318	3.290	3.092	2.880	2.672
Investment income, net	10.854	9.203	8.469	8.653	7.288
Net realized and unrealized gain on investments and mortgage loans payable	5.839	9.660	18.911	27.868	19.015
Net increase in Accumulation Unit Value	16.693	18.863	27.380	36.521	26.303
Accumulation Unit Value:
Beginning of period	381.636	362.773	335.393	298.872	272.569
End of period	$398.329	$381.636	$362.773	$335.393	$298.872
Total return	4.37%	5.20%	8.16%	12.22%	9.65%
Ratios to Average net Assets:
Expenses(1)	0.83%	0.86%	0.86%	0.89%	0.92%
Investment income, net	2.72%	2.41%	2.37%	2.68%	2.50%
Portfolio turnover rate:
Real estate properties(2)	2.7%	1.3%	5.7%	6.5%	2.1%
Marketable securities(3)	5.7%	3.5%	10.0%	15.9%	8.4%
Accumulation Units outstanding at end of period (in millions):	61.3	62.4	60.4	57.9	55.3
Net assets end of period (in millions)	$24,942.6	$24,304.7	$22,360.0	$19,829.0	$16,907.9

(1)
Expense charges per Accumulation Unit and the Ratio of Expenses to average net assets reflect the year to date Account level expenses and exclude real estate property level expenses which are included in real estate income, net.

(2)
Real estate investment portfolio turnover rate is calculated by dividing the lesser of purchases or sales of real estate property investments (including contributions to, or return of capital distributions received from, existing joint venture and limited partnership investments) by the average value of the portfolio of real estate investments held during the period.

(3)
Marketable securities portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period.